Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,436,509,326
Acquisitions	34,845,630	$ 35,710,718	$ 93,979,818
Ending balance	$ 1,430,223,825	1,622,632,585	1,436,509,326
Estimated useful lives	-
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,155,845,995	3,268,797,613	3,268,797,613
Acquisitions	34,845,630		93,979,818
Reclassifications	(1,389,359)		(3,920,974)
Impairment	42,360,452		(151,444,560)
Disposals	(17,591,990)		(51,565,902)
Ending balance	3,214,070,728		3,155,845,995
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,719,336,669)	(1,601,055,365)	(1,601,055,365)
Depreciation and amortization	(73,733,715)		(156,704,513)
Reclassifications	1,389,359		3,920,978
Disposals	7,834,122		34,502,231
Ending balance	(1,783,846,903)		(1,719,336,669)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,001,213
Ending balance	352,982,383		62,001,213
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	756,025,360	758,446,110	758,446,110
Acquisitions	4,297,491		10,018,030
Reclassifications	1,335,376		3,146,955
Capitalization	272,222		43,033,864
Impairment	6,886,753		(48,020,616)
Disposals	(3,242,791)		(10,598,983)
Ending balance	765,574,411		756,025,360
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(394,024,147)	(360,016,979)	(360,016,979)
Depreciation and amortization	(19,911,542)		(45,709,123)
Reclassifications	(244,470)		2,799,244
Disposals	1,588,131		8,902,711
Ending balance	$ (412,592,028)		(394,024,147)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%
Estimated useful lives	20 Years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%
Estimated useful lives	35 Years
Drilling equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 18,429,132
Ending balance	$ 17,022,274		18,429,132
Depreciation rates	5.00%
Estimated useful lives	20 Years
Drilling equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 23,443,116	23,269,116	23,269,116
Acquisitions	305,607		418,283
Disposals	(897,685)		(244,283)
Ending balance	22,851,038		23,443,116
Drilling equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,013,984)	(2,942,575)	(2,942,575)
Depreciation and amortization	(1,078,808)		(2,198,867)
Disposals	264,028		127,458
Ending balance	(5,828,764)		(5,013,984)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	321,908,762
Ending balance	312,230,541		321,908,762
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	481,868,176	460,145,428	460,145,428
Acquisitions	482,014		7,054,793
Reclassifications	(1,969,381)		(53,349)
Capitalization	1,140,129		21,357,074
Impairment	(1,481,865)		2,226,771
Disposals	(426,983)		(8,862,541)
Ending balance	479,612,090		481,868,176
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(159,959,414)	(152,365,227)	(152,365,227)
Depreciation and amortization	(7,808,357)		(15,095,115)
Reclassifications	224,869		(72,841)
Disposals	161,353		7,573,769
Ending balance	$ (167,381,549)		(159,959,414)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%
Estimated useful lives	15 Years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%
Estimated useful lives	45 Years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 359,348,274
Ending balance	$ 369,000,240		359,348,274
Estimated useful lives	-
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,267,747,910	1,318,822,917	1,318,822,917
Acquisitions	9,621,436		14,937,882
Capitalization	7,538,411		36,564,811
Impairment	30,832,289		(83,236,991)
Disposals	(8,297,844)		(19,340,709)
Ending balance	1,307,442,202		1,267,747,910
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(908,399,636)	(850,536,754)	(850,536,754)
Depreciation and amortization	(35,229,793)		(74,673,473)
Disposals	5,187,467		16,810,591
Ending balance	(938,441,962)		(908,399,636)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,659,462
Ending balance	22,012,780		23,659,462
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,700,471	62,743,033	62,743,033
Acquisitions	167,620		802,300
Reclassifications	(12,140)		98,245
Capitalization	99,766		1,265,246
Impairment	(835,859)
Disposals	(242,061)		(208,353)
Ending balance	63,877,797		64,700,471
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(41,041,009)	(39,124,631)	(39,124,631)
Depreciation and amortization	(933,896)		(1,906,164)
Reclassifications	19,614		(69,236)
Disposals	90,274		59,022
Ending balance	$ (41,865,017)		(41,041,009)
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%
Estimated useful lives	33 Years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%
Estimated useful lives	35 Years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 148,222,706
Ending balance	$ 148,034,390		148,222,706
Depreciation rates	4.00%
Estimated useful lives	25 Years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 313,429,941	322,704,205	322,704,205
Acquisitions	2,074,119		7,811,374
Reclassifications	(4,039,499)		(10,199,213)
Capitalization			8,677,765
Impairment	7,310,570		(15,564,190)
Ending balance	318,775,131		313,429,941
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(165,207,235)	(153,161,770)	(153,161,770)
Depreciation and amortization	(6,877,975)		(13,192,369)
Reclassifications	1,344,469		1,146,904
Ending balance	(170,740,741)		(165,207,235)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,084,714
Ending balance	10,938,249		12,084,714
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,057,652	50,746,687	50,746,687
Acquisitions	283,073		1,183,679
Reclassifications	(44,167)		(96,899)
Capitalization			30,879
Disposals	(407,078)		(806,694)
Ending balance	50,889,480		51,057,652
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(38,972,938)	(36,990,666)	(36,990,666)
Depreciation and amortization	(1,411,430)		(2,890,563)
Reclassifications	65,719		102,375
Disposals	367,418		805,916
Ending balance	$ (39,951,231)		(38,972,938)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%
Estimated useful lives	3 Years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%
Estimated useful lives	10 Years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 16,453,330
Ending balance	15,660,036		16,453,330
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,171,636	19,442,845	19,442,845
Acquisitions	107,284		284,445
Reclassifications	20,915		(75,674)
Capitalization	206,896		3,746,395
Disposals	(801,084)		(226,375)
Ending balance	22,705,647		23,171,636
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,718,306)	(5,916,763)	(5,916,763)
Depreciation and amortization	(481,914)		(1,038,839)
Reclassifications	(20,842)		14,532
Disposals	175,451		222,764
Ending balance	$ (7,045,611)		(6,718,306)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%
Estimated useful lives	5 Years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%
Estimated useful lives	25 Years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 129,736,382
Ending balance	$ 137,684,200		129,736,382
Estimated useful lives	-
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 129,736,382	207,414,148	207,414,148
Acquisitions	17,214,414		51,410,469
Reclassifications	600,671		(812,943)
Capitalization	(9,257,424)		(114,700,828)
Impairment	(351,436)		(6,849,534)
Disposals	(258,407)		(6,724,930)
Ending balance	137,684,200		129,736,382
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,546,699
Ending balance	$ 44,540,950		44,546,699
Estimated useful lives	-
Land [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 44,546,699	44,571,618	44,571,618
Acquisitions	292,678		58,563
Reclassifications	12,119		(560)
Capitalization			29,248
Disposals	(310,546)		(112,170)
Ending balance	$ 44,540,950		44,546,699
Unproductive fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	-
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	$ (106)
Reclassifications	2,707,617
Disposals	(2,707,511)
Other Fixed Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	118,651
Ending balance	$ 117,782		118,651
Estimated useful lives	-
Other Fixed Assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 118,652	$ 491,506	491,506
Reclassifications	(870)		4,072,464
Capitalization			(4,454)
Disposals			(4,440,864)
Ending balance	$ 117,782		$ 118,652